MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Schedule of Debt Securities on Maturity) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Marketable Securities and Fair Value Measurement [Abstract]
Due within one year	$ 82,785	$ 179,784
1 to 2 years	847	80,560
2 to 3 years	0	7,344
Total	$ 83,632	$ 267,688